Leuthold Global Industries Fund | Leuthold Global Industries Fund
Leuthold Global Industries Fund
Investment Objective
Leuthold Global Industries Fund seeks capital appreciation and dividend income.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leuthold Global Industries Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Global Industries Fund		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.27%	1.37%	[1]
Total Annual Fund Operating Expenses		2.52%	2.37%
Expense Reimbursement	[2]	0.52%	0.52%
Total Annual Fund Operating Expenses after Expense Reimbursement		2.00%	1.85%
[1]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
[2]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Fund (in determining the 1.85% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Leuthold Global Industries Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Retail Class	203	735	1,294	2,817
Institutional Class	188	690	1,218	2,667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.30%.

Principal Investment Strategies of the Fund

Normally, the Fund will invest at least 40% of its assets in securities from non-U.S. securities markets (the Fund refers to these markets as “international markets”), unless market conditions are not deemed favorable by the Fund’s investment adviser (Adviser), in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). The Fund differs from the Leuthold Global Fund because the Leuthold Global Fund is a “flexible” fund that allocates its investments among equity securities, fixed-income securities, and money market instruments, while the Fund invests in equity securities.

The Fund’s investments in common stocks and other equity securities (which include preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts) may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Put and call options on any securities in which the Fund may invest.

In investing in common stocks and other equity securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy).

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

In selecting among equity securities within the global groups, the Fund looks for companies that are financially sound with good prospects for the future. It will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available. In addition, the Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. As a result, the Fund may engage in active and frequent trading, and the portfolio turnover of the Fund may be high.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

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Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

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Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

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High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

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Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Global Industries Fund Total Return of the Retail Shares (per calendar year)

Note: During the one year period shown on the bar chart, the Fund’s highest total return for a quarter was 12.31% (quarter ended March 31, 2012 ) and the lowest total return for a quarter was -23.34% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns Leuthold Global Industries Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	16.55%	8.16%	May 17, 2010
Institutional Class	16.78%	8.47%	May 17, 2010
After Taxes on Distributions Retail Class	16.55%	8.17%
After Taxes on Distributions and Sale of Fund Shares Retail Class	10.76%	7.09%
S&P 500 Index	16.00%	11.39%	May 17, 2010
MSCI All Country World Index	16.80%	9.74%	May 17, 2010

The inception date for Retail Shares and Institutional shares is May 17, 2010.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.